Brown Advisory Global Leaders Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Brazil - 2.9%
B3 SA - Brasil Bolsa Balcao	18,699,571	$66,425,110

China - 2.9%
AIA Group Ltd.	6,035,530	67,062,753

France - 3.7%
Safran SA	261,025	85,415,444

Germany - 7.0%
CTS Eventim AG & Co. KGaA	474,956	27,818,646
Deutsche Boerse AG	463,102	135,664,248
		163,482,894

India - 2.0%
HDFC Bank Ltd.	5,865,213	45,942,485

Indonesia - 2.0%
Bank Central Asia Tbk PT	123,114,400	47,556,755

Netherlands - 3.1%
ASML Holding NV	54,205	71,595,590

Sweden - 2.4%
Atlas Copco AB - Class B	3,566,586	55,753,816

Switzerland - 3.7%
Roche Holding AG	217,249	86,702,087

Taiwan - 4.7%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	325,015	109,838,819

United Kingdom - 14.3%
Experian PLC	2,727,266	94,347,802
London Stock Exchange Group PLC	810,554	95,715,909
Rentokil Initial PLC	9,693,722	60,158,160
Unilever PLC	1,489,552	81,774,983
		331,996,854

United States - 50.6%
Communication Services - 5.3%
Alphabet, Inc. - Class C	430,503	123,494,090

Consumer Discretionary - 6.8%
AutoZone, Inc. (a)	15,092	50,977,455
Booking Holdings, Inc.	13,537	56,995,102
MercadoLibre, Inc. (a)	28,652	49,539,881
		157,512,438
Financials - 13.6%
Charles Schwab Corp.	693,300	65,156,334
Mastercard, Inc. - Class A	246,562	123,197,169
Visa, Inc. - Class A	417,932	126,315,768
		314,669,271
Health Care - 5.0%
Edwards Lifesciences Corp. (a)	713,908	57,169,753
Zoetis, Inc. - Class A	507,781	60,024,792
		117,194,545
Industrials - 8.7%
Allegion PLC	347,009	50,416,938
Equifax, Inc.	271,044	48,806,893
Ferguson Enterprises, Inc.	216,363	50,468,833
GE Aerospace	184,078	52,235,814
		201,928,478
Information Technology - 11.2%
Autodesk, Inc. (a)	208,261	49,857,684
Microsoft Corp.	450,024	166,585,384
Workday, Inc. - Class A (a)	342,322	44,474,474
		260,917,542
Total United States		1,175,716,364
TOTAL COMMON STOCKS (Cost $1,710,197,023)		2,307,488,971

SHORT-TERM INVESTMENTS - 0.4%	Shares	Value
Money Market Funds - 0.4% First American Government Obligations Fund - Class Z, 3.54% (b)	8,303,753	8,303,753
TOTAL SHORT-TERM INVESTMENTS (Cost $8,303,753)		8,303,753

TOTAL INVESTMENTS - 99.7% (Cost $1,718,500,776)		2,315,792,724
Other Assets in Excess of Liabilities - 0.3%		7,219,548
TOTAL NET ASSETS - 100.0%		$2,323,012,272

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Brown Advisory Global Leaders Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,423,575,883	$883,913,088	$–	$2,307,488,971
Money Market Funds	8,303,753	–	–	8,303,753
Total Investments	$1,431,879,636	$883,913,088	$–	$2,315,792,724

Refer to the Schedule of Investments for further disaggregation of investment categories.